INVESTMENTS IN OTHER REAL ESTATE - Rollforward of Investments in Other Real Estate (Operating Real Estate, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Operating Real Estate
Gross Carrying Amount
Balance, beginning of year	$ 8,520
Additions:
Acquisitions of other real estate	259,573
Improvements	144
Transferred from assets held for sale			8,520
Disposals:
Disposal of long-lived assets
Balance, end of year	268,237	[1],[2]	8,520
Accumulated Depreciation
Balance, beginning of year	(1,848)
Additions:
Depreciation expenses	(219)		(1,191)
Transferred from assets held-for-sale			(657)
Disposals:
Disposal of long-lived assets
Balance, end of year	$ (2,067)	[2],[3]	$ (1,848)

[1]	The aggregate United States federal income tax basis for Newcastle's other operating real estate at December 31, 2013 was approximately $266.6 million.
[2]	The following is a rollforward of the gross carrying amount and accumulated depreciation of other real estate for the years ended December 31, 2013 and 2012. (See Rollforward of Investments in Other Real Estate)
[3]	Depreciation is calculated on a straight line basis using the estimated useful lives detailed in Note 2.